GMO High Yield Fund Expense Example - GMO High Yield Fund	Feb. 28, 2026 USD ($)
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	694
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	805
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	$ 926